Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents the basic and diluted earnings per share computations (numbers in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Numerator:
Net income - basic and diluted	$1,932	$825	$5,399	$2,408
Preferred stock dividend	461	482	1,380	1,430
Net income applicable to common stockholders	$1,471	$343	$4,019	$978
Denominator:
Weighted average shares outstanding - basic	6,443,294	6,441,986	6,443,193	5,593,487
Dilutive effect of common stock options, warrants, restricted stock awards	54,592	16,241	44,901	16,539
Weighted average shares outstanding — diluted	6,497,886	6,458,227	6,488,094	5,610,026
Earnings per share — basic and diluted:
Earnings per share — basic	$0.23	$0.05	$0.62	$0.17
Effect of dilutive common stock options, warrants, restricted stock awards	—	—	—	—
Earnings per share — diluted	$0.23	$0.05	$0.62	$0.17